FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Annuity Account B

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

WRL Series Annuity Account B

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Annuity Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Annuity Account B indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Annuity Account B as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Technology and Innovation Institutional Shares
Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Mid Cap Value Institutional Shares
Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Overseas Institutional Shares
Janus Henderson - Forty Institutional Shares	Janus Henderson - Research Institutional Shares
Janus Henderson - Global Research Institutional Shares	TA BlackRock Government Money Market Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Annuity Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Annuity Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
April 21, 2021

We have served as the auditor of one or more of the subaccounts of WRL Series Annuity Account B since 2014.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson - Balanced Institutional Shares	510,638.111	$15,819,033	$22,253,609	$-	$22,253,609	188,682	$117.942496	$117.942496
Janus Henderson - Enterprise Institutional Shares	369,683.062	20,178,000	34,827,841	(67)	34,827,774	201,849	166.581486	172.543576
Janus Henderson - Flexible Bond Institutional Shares	580,407.812	6,980,665	7,400,200	(2)	7,400,198	166,163	44.535824	44.535824
Janus Henderson - Forty Institutional Shares	584,250.887	22,404,449	33,302,301	-	33,302,301	212,323	151.427944	156.847154
Janus Henderson - Global Research Institutional Shares	200,566.045	6,928,686	12,760,012	-	12,760,012	148,164	86.120826	86.120826
Janus Henderson - Global Technology and Innovation Institutional Shares	562,416.081	7,415,272	11,439,543	(16)	11,439,527	337,890	33.855747	33.855747
Janus Henderson - Mid Cap Value Institutional Shares	306,037.453	4,826,826	4,908,841	-	4,908,841	143,136	34.294833	34.294833
Janus Henderson - Overseas Institutional Shares	233,633.613	8,541,888	8,927,140	(47)	8,927,093	115,043	77.597647	77.597647
Janus Henderson - Research Institutional Shares	581,382.812	18,756,067	28,691,242	-	28,691,242	271,381	105.722985	105.722985
TA BlackRock Government Money Market Initial Class	11,373,773.960	11,373,774	11,373,774	(4)	11,373,770	1,178,746	9.315505	9.649046

See accompanying notes.	2

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Forty Institutional Shares	Janus Henderson - Global Research Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$20,354,329	$26,864,833	$7,858,199	$19,369,237	$10,614,868

Investment Income:
Reinvested Dividends	397,978	60,118	228,445	34,490	113,904
Investment Expense:
Mortality and Expense Risk and Administrative Charges	135,575	199,698	45,770	146,703	74,741

Net Investment Income (Loss)	262,403	(139,580)	182,675	(112,213)	39,163

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	568,395	1,785,045	-	1,835,924	698,029
Realized Gain (Loss) on Investments	827,920	2,554,866	(135,098)	68,842	742,962

Net Realized Capital Gains (Losses) on Investments	1,396,315	4,339,911	(135,098)	1,904,766	1,440,991
Net Change in Unrealized Appreciation (Depreciation)	2,463,479	4,723,039	550,279	5,050,951	1,355,926

Net Gain (Loss) on Investment	3,859,794	9,062,950	415,181	6,955,717	2,796,917

Net Increase (Decrease) in Net Assets Resulting from Operations	4,122,197	8,923,370	597,856	6,843,504	2,836,080

Increase (Decrease) in Net Assets from Contract Transactions	(2,882,124)	(4,091,853)	(1,403,755)	(1,693,576)	(1,547,553)

Total Increase (Decrease) in Net Assets	1,240,073	4,831,517	(805,899)	5,149,928	1,288,527

Net Assets as of December 31, 2019:	$21,594,402	$31,696,350	$7,052,300	$24,519,165	$11,903,395

Investment Income:
Reinvested Dividends	506,825	33,760	203,312	194,311	91,580
Investment Expense:
Mortality and Expense Risk and Administrative Charges	136,317	192,022	45,725	177,826	72,872

Net Investment Income (Loss)	370,508	(158,262)	157,587	16,485	18,708

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	208,094	2,108,476	-	1,829,713	591,615
Realized Gain (Loss) on Investments	832,167	1,760,384	59,149	788,008	613,209

Net Realized Capital Gains (Losses) on Investments	1,040,261	3,868,860	59,149	2,617,721	1,204,824
Net Change in Unrealized Appreciation (Depreciation)	1,219,653	1,673,471	427,774	6,648,400	787,291

Net Gain (Loss) on Investment	2,259,914	5,542,331	486,923	9,266,121	1,992,115

Net Increase (Decrease) in Net Assets Resulting from Operations	2,630,422	5,384,069	644,510	9,282,606	2,010,823

Increase (Decrease) in Net Assets from Contract Transactions	(1,971,215)	(2,252,645)	(296,612)	(499,470)	(1,154,206)

Total Increase (Decrease) in Net Assets	659,207	3,131,424	347,898	8,783,136	856,617

Net Assets as of December 31, 2020:	$22,253,609	$34,827,774	$7,400,198	$33,302,301	$12,760,012

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Janus Henderson - Global Technology and Innovation Institutional Shares	Janus Henderson - Mid Cap Value Institutional Shares	Janus Henderson - Overseas Institutional Shares	Janus Henderson - Research Institutional Shares	TA BlackRock Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$5,907,449	$4,751,296	$7,397,186	$19,505,620	$10,890,878

Investment Income:
Reinvested Dividends	29,381	82,436	150,081	98,851	218,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,543	34,085	51,261	141,532	72,600

Net Investment Income (Loss)	(16,162)	48,351	98,820	(42,681)	145,858

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	487,791	380,253	-	2,228,207	-
Realized Gain (Loss) on Investments	410,819	(105,119)	(434,080)	1,142,151	-

Net Realized Capital Gains (Losses) on Investments	898,610	275,134	(434,080)	3,370,358	-
Net Change in Unrealized Appreciation (Depreciation)	1,630,999	1,016,495	2,198,301	3,097,979	-

Net Gain (Loss) on Investment	2,529,609	1,291,629	1,764,221	6,468,337	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,513,447	1,339,980	1,863,041	6,425,656	145,858

Increase (Decrease) in Net Assets from Contract Transactions	(678,576)	(616,359)	(631,261)	(2,635,632)	618,568

Total Increase (Decrease) in Net Assets	1,834,871	723,621	1,231,780	3,790,024	764,426

Net Assets as of December 31, 2019:	$7,742,320	$5,474,917	$8,628,966	$23,295,644	$11,655,304

Investment Income:
Reinvested Dividends	271	53,824	103,297	133,400	33,510

Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,893	29,537	49,519	159,538	76,168

Net Investment Income (Loss)	(57,622)	24,287	53,778	(26,138)	(42,658)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	785,368	89,514	-	1,966,004	-
Realized Gain (Loss) on Investments	1,330,119	(223,354)	(416,856)	930,808	-

Net Realized Capital Gains (Losses) on Investments	2,115,487	(133,840)	(416,856)	2,896,812	-
Net Change in Unrealized Appreciation (Depreciation)	1,625,643	(52,402)	1,500,801	4,203,421	-

Net Gain (Loss) on Investment	3,741,130	(186,242)	1,083,945	7,100,233	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,683,508	(161,955)	1,137,723	7,074,095	(42,658)

Increase (Decrease) in Net Assets from Contract Transactions	13,699	(404,121)	(839,596)	(1,678,497)	(238,876)

Total Increase (Decrease) in Net Assets	3,697,207	(566,076)	298,127	5,395,598	(281,534)

Net Assets as of December 31, 2020:	$11,439,527	$4,908,841	$8,927,093	$28,691,242	$11,373,770

See Accompanying Notes.

(1) See Footnote 1	4

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2020

1. Organization

WRL Series Annuity Account B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC). The Separate Account was formerly a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC). Effective October 1, 2020, TPLIC merged into TLIC. The merger did not affect the assets or liabilities of the Separate Account. TLIC is an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Janus Annuity Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Enterprise Portfolio Institutional Shares
Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Flexible Bond Portfolio Institutional Shares
Janus Henderson - Forty Institutional Shares	Janus Henderson - Forty Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
Janus Henderson - Global Technology and Innovation Institutional Shares	Janus Henderson - Global Technology and Innovation Portfolio Institutional Shares
Janus Henderson - Mid Cap Value Institutional Shares	Janus Henderson - Mid Cap Value Portfolio Institutional Shares
Janus Henderson - Overseas Institutional Shares	Janus Henderson - Overseas Portfolio Institutional Shares
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares

Transamerica Series Trust	Transamerica Series Trust

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
Janus Henderson - Global Technology and Innovation Institutional Shares	Janus Henderson - Global Technology Institutional Shares

5

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales

Janus Henderson - Balanced Institutional Shares	$1,396,046	$2,788,651

Janus Henderson - Enterprise Institutional Shares	2,720,086	3,022,505

Janus Henderson - Flexible Bond Institutional Shares	2,054,528	2,193,555

Janus Henderson - Forty Institutional Shares	4,929,244	3,582,498

Janus Henderson - Global Research Institutional Shares	819,192	1,363,075

Janus Henderson - Global Technology and Innovation Institutional Shares	3,151,733	2,410,281

Janus Henderson - Mid Cap Value Institutional Shares	699,536	989,851

Janus Henderson - Overseas Institutional Shares	371,141	1,156,953

Janus Henderson - Research Institutional Shares	2,532,707	2,271,328

TA BlackRock Government Money Market Initial Class	4,936,364	5,217,897

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Janus Henderson - Balanced Institutional Shares	5,951	(25,214)	(19,263)	2,815	(33,597)	(30,782)
Janus Henderson - Enterprise Institutional Shares	3,728	(19,936)	(16,208)	1,819	(32,547)	(30,728)
Janus Henderson - Flexible Bond Institutional Shares	40,490	(48,148)	(7,658)	13,597	(50,629)	(37,032)
Janus Henderson - Forty Institutional Shares	23,133	(27,321)	(4,188)	9,439	(26,007)	(16,568)
Janus Henderson - Global Research Institutional Shares	1,502	(18,211)	(16,709)	711	(24,340)	(23,629)
Janus Henderson - Global Technology and Innovation Institutional Shares	79,461	(85,103)	(5,642)	25,838	(60,376)	(34,538)
Janus Henderson - Mid Cap Value Institutional Shares	18,802	(32,818)	(14,016)	3,871	(23,346)	(19,475)
Janus Henderson - Overseas Institutional Shares	4,073	(17,519)	(13,446)	6,794	(17,308)	(10,514)
Janus Henderson - Research Institutional Shares	5,001	(24,688)	(19,687)	4,768	(41,850)	(37,082)
TA BlackRock Government Money Market Initial Class	508,557	(533,381)	(24,824)	441,739	(377,577)	64,162

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Janus Henderson - Balanced Institutional Shares	$651,764	$(2,622,979)	$(1,971,215)	$261,406	$(3,143,530)	$(2,882,124)
Janus Henderson - Enterprise Institutional Shares	540,783	(2,793,428)	(2,252,645)	219,949	(4,311,802)	(4,091,853)
Janus Henderson - Flexible Bond Institutional Shares	1,751,154	(2,047,766)	(296,612)	537,451	(1,941,206)	(1,403,755)
Janus Henderson - Forty Institutional Shares	2,944,436	(3,443,906)	(499,470)	934,253	(2,627,829)	(1,693,576)
Janus Henderson - Global Research Institutional Shares	118,340	(1,272,546)	(1,154,206)	44,195	(1,591,748)	(1,547,553)
Janus Henderson - Global Technology and Innovation Institutional Shares	2,380,920	(2,367,221)	13,699	481,488	(1,160,064)	(678,576)
Janus Henderson - Mid Cap Value Institutional Shares	563,057	(967,178)	(404,121)	113,711	(730,070)	(616,359)
Janus Henderson - Overseas Institutional Shares	274,431	(1,114,027)	(839,596)	398,725	(1,029,986)	(631,261)
Janus Henderson - Research Institutional Shares	449,714	(2,128,211)	(1,678,497)	347,825	(2,983,457)	(2,635,632)
TA BlackRock Government Money Market Initial Class	4,921,687	(5,160,563)	(238,876)	4,245,024	(3,626,456)	618,568

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Henderson - Balanced Institutional Shares
12/31/2020	188,682	$117.94	to	$117.94	$22,253,609	2.41%	0.65%	to	0.65%	13.57%	to	13.57%
12/31/2019	207,945	103.85	to	103.85	21,594,402	1.90	0.65	to	0.65	21.80	to	21.80
12/31/2018	238,727	85.26	to	85.26	20,354,329	2.16	0.65	to	0.65	0.03	to	0.03
12/31/2017	252,520	85.24	to	85.24	21,524,389	1.59	0.65	to	0.65	17.67	to	17.67
12/31/2016	289,200	72.44	to	72.44	20,949,634	2.21	0.65	to	0.65	3.93	to	3.93

Janus Henderson - Enterprise Institutional Shares
12/31/2020	201,849	172.54	to	166.58	34,827,774	0.11	0.65	to	1.40	18.70	to	17.82
12/31/2019	218,057	145.36	to	141.38	31,696,350	0.19	0.65	to	1.40	34.61	to	33.62
12/31/2018	248,785	107.98	to	105.81	26,864,833	0.26	0.65	to	1.40	(1.06)	to	(1.80)
12/31/2017	287,474	109.14	to	107.75	31,375,775	0.63	0.65	to	1.40	26.60	to	25.67
12/31/2016	319,669	86.21	to	85.74	27,559,023	0.80	0.65	to	1.40	11.64	to	11.64

Janus Henderson - Flexible Bond Institutional Shares
12/31/2020	166,163	44.54	to	44.54	7,400,198	2.88	0.65	to	0.65	9.77	to	9.77
12/31/2019	173,821	40.57	to	40.57	7,052,300	3.24	0.65	to	0.65	8.86	to	8.86
12/31/2018	210,853	37.27	to	37.27	7,858,199	3.05	0.65	to	0.65	(1.65)	to	(1.65)
12/31/2017	268,283	37.89	to	37.89	10,165,795	3.13	0.65	to	0.65	2.95	to	2.95
12/31/2016	234,523	36.81	to	36.81	8,631,767	2.79	0.65	to	0.65	1.81	to	1.81

Janus Henderson - Forty Institutional Shares
12/31/2020	212,323	156.85	to	151.43	33,302,301	0.71	0.65	to	1.40	38.50	to	37.48
12/31/2019	216,511	113.25	to	110.15	24,519,165	0.15	0.65	to	1.40	36.27	to	35.27
12/31/2018	233,079	83.10	to	81.43	19,369,237	1.15	0.65	to	1.40	1.32	to	0.57
12/31/2017	251,888	82.02	to	80.97	20,659,403	-	0.65	to	1.40	29.48	to	28.52
12/31/2016	261,199	63.35	to	63.00	16,545,868	0.86	0.65	to	1.40	1.54	to	1.54

Janus Henderson - Global Research Institutional Shares
12/31/2020	148,164	86.12	to	86.12	12,760,012	0.81	0.65	to	0.65	19.29	to	19.29
12/31/2019	164,873	72.20	to	72.20	11,903,395	0.99	0.65	to	0.65	28.21	to	28.21
12/31/2018	188,502	56.31	to	56.31	10,614,868	1.12	0.65	to	0.65	(7.47)	to	(7.47)
12/31/2017	206,485	60.86	to	60.86	12,566,358	0.81	0.65	to	0.65	26.21	to	26.21
12/31/2016	244,372	48.22	to	48.22	11,783,657	1.08	0.65	to	0.65	1.41	to	1.41

Janus Henderson - Global Technology and Innovation Institutional Shares
12/31/2020	337,890	33.86	to	33.86	11,439,527	-	0.65	to	0.65	50.22	to	50.22
12/31/2019	343,532	22.54	to	22.54	7,742,320	0.42	0.65	to	0.65	44.24	to	44.24
12/31/2018	378,070	15.63	to	15.63	5,907,449	1.08	0.65	to	0.65	0.53	to	0.53
12/31/2017	403,750	15.54	to	15.54	6,275,360	0.45	0.65	to	0.65	44.15	to	44.15
12/31/2016	423,511	10.78	to	10.78	4,566,284	0.20	0.65	to	0.65	13.47	to	13.47

Janus Henderson - Mid Cap Value Institutional Shares
12/31/2020	143,136	34.29	to	34.29	4,908,841	1.18	0.65	to	0.65	(1.56)	to	(1.56)
12/31/2019	157,152	34.84	to	34.84	5,474,917	1.57	0.65	to	0.65	29.51	to	29.51
12/31/2018	176,627	26.90	to	26.90	4,751,296	1.04	0.65	to	0.65	(14.19)	to	(14.19)
12/31/2017	207,779	31.35	to	31.35	6,513,875	0.75	0.65	to	0.65	13.20	to	13.20
12/31/2016	268,896	27.69	to	27.69	7,446,681	1.05	0.65	to	0.65	18.26	to	18.26

Janus Henderson - Overseas Institutional Shares
12/31/2020	115,043	77.60	to	77.60	8,927,093	1.35	0.65	to	0.65	15.55	to	15.55
12/31/2019	128,489	67.16	to	67.16	8,628,966	1.90	0.65	to	0.65	26.20	to	26.20
12/31/2018	139,003	53.22	to	53.22	7,397,186	1.75	0.65	to	0.65	(15.50)	to	(15.50)
12/31/2017	151,015	62.97	to	62.97	9,510,033	1.66	0.65	to	0.65	30.27	to	30.27
12/31/2016	176,938	48.34	to	48.34	8,553,051	5.10	0.65	to	0.65	(7.05)	to	(7.05)

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Henderson - Research Institutional Shares
12/31/2020	271,381	$105.72	to	$105.72	$28,691,242	0.54%	0.65%	to	0.65%	32.10%	to	32.10%
12/31/2019	291,068	80.04	to	80.04	23,295,644	0.45	0.65	to	0.65	34.65	to	34.65
12/31/2018	328,150	59.44	to	59.44	19,505,620	0.55	0.65	to	0.65	(3.21)	to	(3.21)
12/31/2017	352,452	61.41	to	61.41	21,644,881	0.39	0.65	to	0.65	27.06	to	27.06
12/31/2016	390,209	48.33	to	48.33	18,860,516	0.54	0.65	to	0.65	(0.15)	to	(0.15)

TA BlackRock Government Money Market Initial Class
12/31/2020	1,178,746	9.65	to	9.32	11,373,770	0.29	0.65	to	1.40	(0.36)	to	(1.10)
12/31/2019	1,203,570	9.68	to	9.42	11,655,304	1.95	0.65	to	1.40	1.31	to	0.56
12/31/2018	1,139,408	9.56	to	9.37	10,890,878	1.83	0.65	to	1.40	1.14	to	0.39
12/31/2017	679,389	9.45	to	9.33	6,420,365	0.01	0.65	to	1.40	(0.64)	to	(1.37)
12/31/2016	698,520	9.51	to	9.46	6,643,577	0.01	0.65	to	1.40	(0.64)	to	(0.64)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.